Fixed Assets Suppliers - Schedule of Fixed Assets Suppliers (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Classification Of Fixed Assets Suppliers [Abstract]
Non-current	€ 164	€ 426
Current	€ 279	€ 184